Income Taxes - Reconciliation of income taxes at the statutory rate to the provision for income taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Earnings before income taxes (“EBT”)	$ 529	$ 497	$ 256
Income taxes at statutory rate	111	104	54
Effect of permanent items	(4)	(2)	(7)
Provision for income taxes as shown in the statement of earnings	$ 107	$ 102	$ 47
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Income taxes at statutory rate as a percentage of EBT	21.00%	21.00%	21.00%
Effect of permanent items as a percentage of EBT	(1.00%)	0.00%	(3.00%)
Provision for income taxes as shown in the Statement of Earnings as a percentage of EBT	20.00%	21.00%	18.00%